Description of business and nature of operations (Detail Textuals)	12 Months Ended
Dec. 31, 2017
Yauricocha Mine
Description Of Business And Nature Of Operations Disclosure [Line Items]
Percentage of owned interest	81.84%
Bolivar
Description Of Business And Nature Of Operations Disclosure [Line Items]
Percentage of owned interest	100.00%
Cusi Mines
Description Of Business And Nature Of Operations Disclosure [Line Items]
Percentage of owned interest	100.00%